TAXATION - PRC operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TAXATION
Loss before income taxes	$ (25,252)	¥ (175,809)	¥ (162,325)	¥ (1,007,814)
Income tax benefits computed at applicable tax rates (25%)	6,313	43,952	40,581	251,954
Non-deductible expenses	(3,316)	(23,082)	(2,834)	(5,468)
Research and development expenses	2,829	19,688	25,906	11,895
Preferential rate	2,903	20,213	11,701	(90,076)
Current and deferred tax rate differences	(1,250)	(8,699)	37,934	33,366
International rate differences	(11,069)	(77,066)	(63,525)	59,029
Tax exempted income	108	754
Unrecognized tax benefits	248	1,728	1,472	(6,259)
Deferred tax expense				2,851
Change in valuation allowance	3,652	25,423	(79,694)	(174,388)
Prior year provision to return true up	(1,199)	(8,348)	4,048	7,266
Income tax benefits (expenses)	$ (781)	¥ (5,437)	¥ (24,411)	¥ 90,170